Summary of significant accounting policies, estimates and judgments - Summary of Undrawn Balances of Loan Commitments (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Nov. 01, 2020
Disclosure of Undrawn Balances of Loan Commitments Referencing Benchmark Interest Rates [Line Items]
Authorized and committed undrawn commitments	$ 125,468	$ 90,957
USD LIBOR [member]
Disclosure of Undrawn Balances of Loan Commitments Referencing Benchmark Interest Rates [Line Items]
Authorized and committed undrawn commitments	122,437	82,054
GBP LIBOR [member]
Disclosure of Undrawn Balances of Loan Commitments Referencing Benchmark Interest Rates [Line Items]
Authorized and committed undrawn commitments	3,026	7,533
Other IBOR currencies [Member]
Disclosure of Undrawn Balances of Loan Commitments Referencing Benchmark Interest Rates [Line Items]
Authorized and committed undrawn commitments	$ 5	$ 1,370